BORROWINGS - Long term borrowings (Details)	1 Months Ended	6 Months Ended			12 Months Ended
	Feb. 28, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	May 31, 2022 CNY (¥)
Debt instrument
Amount repaid | $		$ 583,625		$ 11,620,071
Current portion of long-term borrowings | $		$ 293,647								$ 711,359
Borrowings from Shanghai Pudong Development Bank Co., Ltd., One
Debt instrument
Amount borrowed																	¥ 20,000,000
Term of the debt																	3 years
Interest rate (as a percent)																	4.00%
Amount repaid					¥ 8,500,000	¥ 9,500,000	¥ 1,500,000	¥ 500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., two
Debt instrument
Amount borrowed																¥ 20,000,000
Term of the debt																3 years
Interest rate (as a percent)																4.00%
Amount repaid					17,000,000	2,000,000	1,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., three
Debt instrument
Amount borrowed															¥ 10,000,000
Term of the debt															3 years
Interest rate (as a percent)															4.00%
Amount repaid					8,500,000	1,000,000	500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., four
Debt instrument
Amount borrowed														¥ 7,000,000
Term of the debt														3 years
Interest rate (as a percent)														3.90%
Amount repaid			¥ 3,000,000		3,300,000	550,000	150,000
Current portion of long-term borrowings											¥ 3,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., Five
Debt instrument
Amount borrowed											¥ 10,000,000
Term of the debt										2 years	2 years
Interest rate (as a percent)										2.80%	2.80%
Amount repaid			¥ 1,000,000
Current portion of long-term borrowings									¥ 2,000,000		¥ 2,000,000
Borrowings from Agricultural Bank of China Limited One
Debt instrument
Amount borrowed																	¥ 30,000,000
Term of the debt																	3 years
Interest rate (as a percent)																	4.00%
Amount repaid					22,000,000	5,000,000	3,000,000
Borrowings from Agricultural Bank of China Limited Two
Debt instrument
Amount borrowed																¥ 9,900,000
Term of the debt																3 years
Interest rate (as a percent)																4.00%
Amount repaid					6,900,000	2,000,000	1,000,000
Borrowings from Agricultural Bank of China Limited Three
Debt instrument
Amount borrowed															¥ 9,900,000
Term of the debt															3 years
Interest rate (as a percent)															4.00%
Amount repaid					6,900,000	2,000,000	¥ 1,000,000
Borrowings From Bank of Jiangsu Co., Ltd One
Debt instrument
Amount borrowed													¥ 10,000,000
Term of the debt													18 months
Interest rate (as a percent)													3.80%
Amount repaid	¥ 2,025				9,900,000	100,000
Borrowings From Bank of Jiangsu Co., Ltd Two
Debt instrument
Amount borrowed												¥ 10,000,000
Term of the debt												18 months
Interest rate (as a percent)												3.80%
Amount repaid					¥ 9,900,000	¥ 100,000